BUFFALO
FUNDS

Balanced Fund
Equity Fund
High Yield Fund
USA Global Fund


SEMIANNUAL REPORT
September 30, 1996





MESSAGE
To Our Shareholders

We are excited to be reporting to you after a very successful period for the Buffalo Funds. The Fund group continues to grow in size and the Buffalo name is becoming more widely recognized in the industry due to the Fund's strong investment performance thus far in 1996 and since inception.

We believe the success of the Funds this year can be largely attributed to their unique investment strategies, which in some cases varies widely from the average fund in their peer group. Let us give you some examples. The Buffalo Balanced Fund is one of only a few funds in the industry which invests in a combination of common stocks, convertible bonds and non-investment grade corporate bonds. The Buffalo USA Global Fund is another example of a fund with a unique investment strategy. The USA Global Fund invests only in U.S. based companies which generate at least 40% of total revenues or profits outside the U.S. The Fund has been riding a powerful wave in 1996. This emanates from a robust demand for U.S. goods and services by numerous rapidly developing overseas economics such as China, S.E. Asia and South America. We have seen these trends developing for years and believe that some of the biggest beneficiaries might well be U.S. companies, particularly those with powerful brands and well developed overseas distribution. We feel these trends, as strong as they have been this year, are still in their early stages.

Our overall view of the U.S. stock and bond markets remains quite optimistic. We feel the Federal Reserve's recent decision not to raise short-term interest rates, in the face of very strong GDP (Gross Domestic Product) growth in the second quarter, sends a strong and bullish signal to the market that the economy can continue to enjoy reasonable growth without inflationary consequences. Another positive sign in our view is the recent slowing in the growth of consumer credit. We have worried in the past that elevated consumer debt burdens might trigger the next recession. However, the current numbers point to a consumer which is reliquifying short-term. This bodes well for economic growth in 1997 given the recent strong picture for job growth.

We would list two major caveats to our favorable forecast for the financial markets. One would be any changes to current expectations for the upcoming elections, that being a Democratic President balanced by a Republican Congress. Finally, we see the other potential risk being a major flare-up of oil prices which have climbed and remained much higher than anticipated for most of 1996. Strong world economic growth fueling strong oil demand may be the current driving force versus Middle East politics which have been the primary catalyst in the past. As a hedge to this possibility, certain Buffalo Funds may continue to carry an overweighted position in energy-related securities.

We appreciate your confidence as a Buffalo Fund Shareholder and we look forward to tracking the group's progress with you in future periods. The following is a snapshot and comment on how each Fund has performed over the past six months, one year and since inception.

Sincerely,


/s/Larry D. Armel
Larry D. Armel
President


Buffalo Balanced Fund

Buffalo Balanced Fund generated total returns (price change and reinvested distributions) of 8.38% and 15.85% for the six months and year ended September 30, 1996. Since inception (August 12, 1994) the Fund has produced an average annualized return of 13.66%. The average balanced fund, as measured by Lipper Analytical Services, registered returns of 4.70%, 11.83% and 14.11%, for the respective periods. The Fund's 30-day current yield for the period ended September 30, 1996, was 6.59%.

The portfolio manager shifted more of the Fund's assets toward high yield corporate bonds during the period as the rise in interest rates created a number of attractive buying opportunities. Convertible securities were modestly de-emphasized since our last report, largely due to limited availability. At September 30, 1996, the Fund held 30.3% of Fund assets in common stocks, 34.6% in corporate bonds, 29.5% in convertible securities and 5.6% in cash and other investments. The Fund made two distributions during the six months ended September 30, 1996. On June 28 and September 30 the Balanced Fund paid dividends of $.16 and $.18, respectively.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

                                Investment Results - Total Return

                                SIX MONTHS      ONE             SINCE
                                ENDED           YEAR            INCEPTION
                                9/30/96         9/30/96         8/12/94

BUFFALO
  BALANCED FUND                 8.38%           15.85%          13.66%
Lipper Balanced
  Fund Index                    4.70%           11.83%          14.11%


Buffalo Equity Fund

Buffalo Equity Fund generated total returns (price change and reinvested distributions) of 13.51% and 25.94% for the six months and year ended September 30, 1996. Since inception (May 19, 1995) the Fund has produced an average annualized return of 32.18%. The average capital appreciation fund, as measured by Lipper Analytical Services, registered returns of 6.94%, 15.54% and 24.06%, for the respective periods.

The Fund's investment results were enhanced by certain strategic moves made by the portfolio manager during the period. In the March annual report we mentioned two specific industries which were targeted for heavy weighting - energy and technology. The relative outperformance of these sectors accounted for a good portion of the Fund's relative strength during the past six months. Recently, more Fund assets have been shifted toward certain cyclical stocks, particularly autos, transportation and conglomerates. With the Federal Reserve less inclined to raise interest rates and more apt to let the economy grow, we believe investors could return to certain cyclical industries given their strong earnings and low stock valuations.

                                Investment Results - Total Return

                                SIX MONTHS      ONE             SINCE
                                ENDED           YEAR            INCEPTION
                                9/30/96         9/30/96         5/19/95

BUFFALO
  EQUITY FUND                   13.51%          25.94%          32.18%
Lipper Capital Appreciation
  Fund Index                    6.94%           15.54%          24.06%


Buffalo High Yield Fund

Buffalo High Yield Fund generated total returns (price change and reinvested distributions) of 7.26% and 14.11% for the six months and year ended September 30, 1996. Since inception (May 19, 1995) the Fund produced an average annualized return of 17.79%. The average high yield fund, as measured by Lipper Analytical Services, produced returns of 6.30%, 12.04% and 11.99%, for the respective periods. The Fund's 30-day current yield at September 30, 1996, was 8.11%.

The High Yield Fund, like the Balanced Fund, emphasized high yield corporate bond purchases during the period as the supply of convertible securities remained relatively light. The Fund benefited from a general tightening of interest rate spreads between lower-rated and higher-rated corporate bonds, thus the sharp increase in Treasury rates during the period had little impact on the Fund. Given the positive outlook for the U.S. economy, there should be continued strong demand for high yield securities in 1997. The Fund made two distributions during the six months ended September 30, 1996. On June 28 and September 30 the Fund paid dividends of $.18 and $.20, respectively.

                                Investment Results - Total Return

                                SIX MONTHS      ONE             SINCE
                                ENDED           YEAR            INCEPTION
                                9/30/96         9/30/96         5/19/95

BUFFALO
  HIGH YIELD FUND               7.26%           14.11%          17.79%
Lipper High Current Yield
  Fund Index                    6.30%           12.04%          11.99%


Buffalo USA Global Fund

Buffalo USA Global Fund generated total returns (price change and reinvested distributions) of 19.72% and 29.90% for the six months and year ended September 30, 1996. Since inception (May 19, 1995) the Fund produced an average annualized return of 28.28%. The average capital appreciation fund, as measured by Lipper Analytical Services, produced returns of 6.94%, 15.54% and 24.06%, for the respective periods.

During the period, the portfolio manager continued to identify exciting large and medium sized U.S. companies which met the Fund's 40% international sales and/or profit exposure criteria. Technology, consumer non-durable and capital goods stocks continued to represent the Fund's heaviest weightings. Since quarter end the Fund has added to it's energy holdings. Overall, these sectors appear to be the best positioned to benefit from the growing overseas demand for U.S. goods and services. They generally have large foreign infrastructures in place for both manufacturing and sales. The positive international sales trends of these companies seem to be in their early stages.

                                Investment Results - Total Return

                                SIX MONTHS      ONE             SINCE
                                ENDED           YEAR            INCEPTION
                                9/30/96         9/30/96         5/19/95

BUFFALO
  USA GLOBAL FUND               19.72%          29.90%          28.28%
Lipper Capital Appreciation
  Fund Index                    6.94%           15.54%          24.06%


BUFFALO
BALANCED FUND

STATEMENT OF NET ASSETS
September 30, 1996 (unaudited)

  SHARES        COMPANY                                                                       MARKET VALUE
COMMON STOCKS - 30.27%
CAPITAL GOODS - 7.01%
  10,000        Allied-Signal, Inc.                                                           $ 658,750
  1,062         Hudson General Corp.                                                            42,480
  10,000        Tenneco, Inc.                                                                   501,250
  24,000        Trinity Industries, Inc.                                                        801,000
  25,000        WMX Technologies, Inc.                                                          821,875
                                                                                                2,825,355
CONSUMER CYCLICAL - 5.88%
  50,000        Chrysler Corp.                                                                  1,431,250
  10,000        General Motors Corp.                                                            480,000
  10,000        Goodyear Tire & Rubber Co.                                                      461,250
                                                                                                2,372,500
CONSUMER NON-CYCLICAL - 0.79%
  5,000         Walt Disney Co.                                                                 316,875

CONSUMER STAPLES - 1.61%
  40,000        Entremed, Inc.                                                                  650,000

ENERGY - 9.18%
  10,000        Amoco Corp.                                                                     705,000
  5,000         British Petroleum PLC Sh F ADR                                                  625,000
  10,000        Chevron Corp.                                                                   626,250
  10,000        Coastal Corp.                                                                   412,500
  10,000        Nabors Industries, Inc.                                                         136,250
  20,000        Noble Drilling Corp.                                                            302,500
  20,000        Triton Energy Ltd.                                                              895,000
                                                                                                3,702,500
TECHNOLOGY - 5.80%
  15,000        A T & T Corp.                                                                   783,750
  5,000         Intel Corp.                                                                     477,188
  10,000        Pitney Bowes, Inc.                                                              527,500
  10,000        Sybase, Inc.                                                                    148,750
  10,000        Western Digital Corp                                                            401,250
                                                                                                2,338,438

TOTAL COMMON STOCKS                                                                             12,205,668

CONVERTIBLE PREFERRED STOCK - 1.13%
  20,000        ICO Inc., dep. shrs. repstg. 1/4 pfd. cv.                                       455,000

  FACE
  AMOUNT        DESCRIPTION                                                                   MARKET VALUE

CORPORATE BONDS - 34.60%
$ 1,300,000     CompUSA, Inc., 9.50% gtd. sr. sub. note, due 6-15-00                            1,340,625
  1,000,000     Giant Industries, Inc., 9.75% gtd. sr. sub. note, due 11-15-03                  1,012,500
  1,300,000     Harris Chemical North America, Inc., 10.25% gtd. sr. secd. note,
                        due 7-15-01                                                             1,332,500
  1,500,000     HS Resources, Inc., 9.875% sr. sub. note, due 12-1-03                           1,481,250
  1,000,000     Kaiser Aluminum & Chemical Corp., 9.875% sr. note, due 2-15-02                  1,025,000
  500,000       Maxus Energy Corp., 9.875% note, due 10-15-02                                   511,250
  500,000       Nortek Inc., 9.875% sr. sub. note, due 3-1-04                                   487,500
  365,000       Payless Cashways, Inc., 9.125% sr. sub. note, due 4-15-03                       237,250
  415,000       Pilgrim's Pride Corp., 10.875% sr. sub. note, due 8-1-03                        417,075
  460,000       RJR Nabisco Inc., 8.75% gtd. sr. note, due 4-15-04                              457,125
  200,000       RJR Nabisco Inc., 8.75% note, due 8-15-05                                       194,898
  805,000       Santa Fe Energy Resources, Inc., 11.00% sr. sub. deb., due 5-15-04              893,550
  150,000       Stone Container Corp., 10.75% 1st mtg. note, due 10-1-02                        157,875
  1,700,000     Stone Container Corp., 11.50% sr. note, due 10-1-04                             1,808,375
  100,000       Triangle Pacific Corp. Delaware, 10.50% sr. note, due 8-1-03                    105,500
  75,000        Tuboscope Vetco International, Inc., 10.75% gtd. sr. sub. note,
                        due 4-15-03                                                             79,875
  52,000        Wainoco Oil Corp., 10.75% sub. deb., due 10-1-98                                52,390
  1,795,000     Wainoco Oil Corp., 12.00% sr. note, due 8-1-02                                  1,880,263
  500,000       Wheeling-Pittsburgh Corp., 9.375% sr. note, due 11-15-03                        477,500

TOTAL CORPORATE BONDS                                                                           13,952,301

CONVERTIBLE CORPORATE BONDS - 28.34%
  1,500,000     Air & Water Technologies Corp., 8.00% sub. deb., due 5-15-15                    1,323,750
  935,000       Allwaste Inc., 7.25% sub. deb., due 6-1-14                                      797,087
  1,870,000     Argosy Gaming Co., 12.00% sub. note, due 6-1-01                                 1,664,300
  500,000       Ashland Inc., 6.75% sub. deb., due 7-1-14                                       507,500
  2,000,000     Bally Entertainment Corp., 10.00% sub. deb., due 12-15-06                       2,080,000
  500,000       Beverly Enterprises Inc., 7.625% sub. deb., due 3-15-03                         470,000
  360,000       Key Energy Group, Inc., 7.00% sub. deb., due 7-1-03                             372,600
  500,000       Moran Energy Inc., 8.75% sub. deb., due 1-15-08                                 427,500
  1,355,000     OHM Corp., 8.00% sub. deb., due 10-1-06                                         1,221,194
  1,595,000     Oryx Energy Co., 7.50% sub. deb., due 5-15-14                                   1,475,375
  1,000,000     Rohr Industries, Inc., 7.00% sub. deb., due 10-1-12                             900,000
  200,000       UNC Inc., 7.50% sub. deb., due 3-31-06                                          188,500

TOTAL CONVERTIBLE CORPORATE BONDS                                                               11,427,806

REPURCHASE AGREEMENT - 2.10%
  845,000       UMB Bank, n.a., 5.08%, due 10-1-96
                        (Collateralized by U.S. Treasury Notes, 6.50%,
                         due 11-30-96)                                                          845,000

TOTAL INVESTMENTS - 96.44%                                                                    $ 38,885,775

Other assets less liabilities - 3.56%                                                           1,434,671

TOTAL NET ASSETS -100.00%
	(equivalent to $11.25 per share; 10,000,000 shares of $1.00 par value
         capital shares authorized; 3,584,035 shares outstanding)                             $ 40,320,446

See accompanying Notes to Financial Statements.


BUFFALO
EQUITY FUND

STATEMENT OF NET ASSETS
September 30, 1996 (unaudited)

  SHARES        COMPANY                                                                       MARKET VALUE
COMMON STOCKS - 90.19%
BASIC MATERIALS - 5.18%
  5,000         ASARCO, Inc                                                                   $ 133,125
  5,000         Cyprus Amax Minerals Co.                                                        107,500
  1,500         Eastman Chemical Co.                                                            87,563
  5,000         Georgia Gulf Corp.                                                              149,375
  5,000         Weyerhaeuser Co.                                                                230,625
                                                                                                708,188
CAPITAL GOODS - 10.55%
  2,500         Allied-Signal, Inc.                                                             164,687
  1,000         Ingersoll-Rand Co.                                                              47,500
  10,000        Rockwell International Corp.                                                    563,750
  10,000        Tenneco, Inc.                                                                   501,250
  5,000         WMX Technologies, Inc.                                                          164,375
                                                                                                1,441,562
CONSUMER CYCLICAL - 13.46%
  10,000        Argosy Gaming Co.                                                               68,750
  20,000        Chrysler Corp.                                                                  572,500
  12,000        General Motors Corp.                                                            576,000
  10,000        Goodyear Tire & Rubber Co.                                                      461,250
  1,000         Toys "R" Us, Inc.                                                               29,125
  5,000         Wal-Mart Stores, Inc.                                                           131,875
                                                                                                1,839,500
CONSUMER NON-CYCLICAL - 0.93%
  2,000         Walt Disney Co.                                                                 126,750

CONSUMER STAPLES - 5.52%
  5,000         Dial Corp. New                                                                  68,750
  13,000        McDonald's Corp.                                                                615,875
  5,000         Viad Corp.                                                                      70,000
                                                                                                754,625
ENERGY - 29.23%
  3,000         Amoco Corp.                                                                     211,500
  5,000         British Petroleum PLC Sh F ADR                                                  625,000
  5,000         Chevron Corp.                                                                   313,125
  10,000        Coastal Corp.                                                                   412,500
  10,000        Mapco, Inc.                                                                     596,250
  25,000        Nabors Industries, Inc.                                                         340,625
  10,000        Noble Drilling Corp.                                                            151,250
  5,000         Oryx Energy Co.                                                                 86,250
  5,000         Questar Corp.                                                                   176,875
  7,500         Schlumberger, Ltd.                                                              633,750
  10,000        Triton Energy Ltd.                                                              447,500
                                                                                                3,994,625
FINANCIAL - 2.07%
  500           Allstate Corp.                                                                  24,625
  2,000         Hambrecht & Quist Group, Inc.                                                   38,750
  5,000         KeyCorp New                                                                     220,000
                                                                                                283,375
TECHNOLOGY - 16.85%
  5,000         A T & T Corp.                                                                   261,250
  1,000         AMP, Inc.                                                                       38,750
  1,000         Applied Materials, Inc.                                                         27,625
  18,000        Claremont Technology Group, Inc.                                                648,000
  6,000         Datalogix International Inc.                                                    46,500
  6,500         General Electric                                                                591,500
  1,000         Intel Corp.                                                                     95,438
  1,650         Lucent Technologies, Inc.                                                       75,693
  10,000        National Semiconductor Corp.                                                    201,250
  2,500         Pitney Bowes, Inc.                                                              131,875
  5,000         Sybase, Inc.                                                                    74,375
  5,000         Sync Research, Inc.                                                             77,500
  3,000         Visigenic Software, Inc.                                                        33,750
                                                                                                2,303,506
TRANSPORTATION & SERVICES - 6.40%
  15,000        Southwest Airlines Co.                                                          343,125
  5,000         Trinity Industries, Inc.                                                        166,875
  5,000         Union Pacific Corp.                                                             363,750
                                                                                                873,750

TOTAL COMMON STOCKS                                                                             12,325,881

  FACE
  AMOUNT        DESCRIPTION                                                                   MARKET VALUE

REPURCHASE AGREEMENT - 33.80%
$ 4,620,000     UMB Bank, n.a., 5.08%, due 10-1-96
                        (Collateralized by U.S. Treasury Notes, 6.50%,
                         due 11-30-96)                                                          4,620,000

TOTAL INVESTMENTS - 123.99%                                                                   $ 16,945,881

Other assets less liabilities - (23.99%)                                                        (3,278,797)

TOTAL NET ASSETS - 100.00%
        (equivalent to $14.02 per share; 10,000,000 shares of $1.00 par value
         capital shares authorized; 974,731 shares outstanding)                               $ 13,667,084

See accompanying Notes to Financial Statements.


BUFFALO
HIGH YIELD FUND

STATEMENT OF NET ASSETS
September 30, 1996 (unaudited)

  SHARES        COMPANY                                                                       MARKET VALUE
CONVERTIBLE PREFERRED STOCKS - 3.36%
  9,800         ICO, Inc., dep. shrs. repstg. 1/4 pfd. cv.                                    $ 222,950
  10,000        Sante Fe Energy Resources, Inc.                                                 230,000

TOTAL CONVERTIBLE PREFERRED STOCKS                                                              452,950

  FACE
  AMOUNT        DESCRIPTION                                                                   MARKET VALUE

CORPORATE BONDS - 49.71%
$ 200,000       Argosy Gaming Co., 13.25% 1st mtg. note, due 6-1-04                             201,000
  65,000        Bethlehem Steel Corp., 10.375% sr. note, due 9-1-03                             68,575
  565,000       CompUSA, Inc., 9.50% gtd. sr. sub. note, due 6-15-00                            582,656
  500,000       Exide Corp., 10.00% sr. note, due 4-15-05                                       515,000
  410,000       Giant Industries, Inc., 9.75% gtd. sr. sub. note, due 11-15-03                  415,125
  450,000       Harris Chemical North America, Inc., 10.25% gtd. sr. secd. note,
                        due 7-15-01                                                             461,250
  595,000       HS Resources, Inc., 9.875% sr. sub. note, due 12-1-03                           587,563
  500,000       Interface, Inc., 9.50% sr. sub. note, Series B, due 11-15-05                    502,500
  560,000       Kaiser Aluminum & Chemical Corp., 9.875% sr. note, due 2-15-02                  574,000
  100,000       Maxus Energy Corp., 9.875% note, due 10-15-02                                   102,250
  10,000        Maxus Energy Corp., 11.50% deb., due 11-15-15                                   10,450
  255,000       Nortek Inc., 9.875% sr. sub. note, due 3-1-04                                   248,625
  290,000       Payless Cashways, Inc., 9.125% sr. sub. note, due 4-15-03                       188,500
  575,000       Pilgrim's Pride Corp., 10.875% sr. sub. note, due 8-1-03                        577,875
  370,000       RJR Nabisco, Inc., 8.75% note, due 8-15-05                                      360,562
  160,000       RJR Nabisco, Inc., 9.25% deb., due 8-15-13                                      157,466
  475,000       Stone Container Corp., 11.50% sr. note, due 10-1-04                             505,281
  250,000       Wainoco Oil Corp., 12.00% sr. note, due 8-1-02                                  261,875
  400,000       Wheeling-Pittsburgh Corp., 9.375% sr. note, due 11-15-03                        382,000

TOTAL CORPORATE BONDS                                                                           6,702,553

CONVERTIBLE CORPORATE BONDS - 34.50%
  560,000       Air & Water Technologies Corp., 8.00% sub. deb., due 5-15-15                    494,200
  400,000       Argosy Gaming Co., 12.00% sub. note, due 6-1-01                                 356,000
  490,000       Bally Entertainment Corp., 10.00% sub. deb., due 12-15-06                       509,600
  595,000       Key Energy Group, Inc., 7.00% sub. deb., due 7-1-03                             615,825
  635,000       Moran Energy Inc., 8.75% sub. deb., due 1-15-08                                 542,925
  515,000       OHM Corp., 8.00% sub. deb., due 10-1-06                                         464,143
  535,000       Oryx Energy Co., 7.50% sub. deb., due 5-15-14                                   494,875
  25,000        Plains Resources, Inc., 10.25% sr. sub. note, Series B, due 3-15-06             26,188
  50,000        Repap Wisconsin, Inc., 9.875% 2nd priority sr. secd. note, due 5-1-06           49,250
  500,000       Rohr Industries, Inc., 7.00% sub. deb., due 10-1-12                             450,000
  300,000       UNC, Inc., 7.50% sub. deb., due 3-31-06                                         282,750
  440,000       Wainoco Oil Corp., 7.75% sub. deb., due 6-1-14                                  365,200

TOTAL CONVERTIBLE CORPORATE BONDS                                                               4,650,956

REPURCHASE AGREEMENT - 8.49%
  1,145,000     UMB Bank, n.a., 5.08%, due 10-1-96
                        (Collateralized by U.S. Treasury Notes, 6.50%, due 11-30-96)            1,145,000

TOTAL INVESTMENTS - 96.06%                                                                    $ 12,951,459

Other assets less liabilities - 3.94%                                                           531,784

TOTAL NET ASSETS - 100.00%
        (equivalent to $11.60 per share; 10,000,000 shares of $1.00 par value
         capital shares authorized; 1,162,008 shares outstanding)                             $ 13,483,243

See accompanying Notes to Financial Statements.


BUFFALO
USA GLOBAL FUND

STATEMENT OF NET ASSETS
September 30, 1996 (unaudited)

  SHARES        COMPANY                                                                       MARKET VALUE
COMMON STOCKS - 84.69%
BASIC MATERIALS - 2.43%
  9,700         Nalco Chemical Co.                                                            $ 351,625

CAPITAL GOODS - 18.23%
  12,000        Cincinnati Milacron, Inc.                                                       226,500
  9,100         Commercial Intertech Corp.                                                      104,650
  6,200         Cummins Engine Inc.                                                             244,125
  5,000         Eaton Corp.                                                                     301,875
  2,500         Emerson Electric Co.                                                            225,313
  2,500         Fluor Corp.                                                                     153,750
  9,000         Ingersoll-Rand Co.                                                              427,500
  8,500         Lear Seating Corp.                                                              280,500
  4,500         Teleflex, Inc.                                                                  223,312
  1,200         United Technologies Corp.                                                       144,150
  6,400         York International Corp. New                                                    309,600
                                                                                                2,641,275
CONSUMER CYCLICAL - 4.56%
  3,000         Exide Corp.                                                                     77,625
  15,500        Interface Inc. Cl. A                                                            267,375
  12,000        Modine Manufacturing                                                            315,000
                                                                                                660,000
CONSUMER STAPLES - 22.28%
  5,000         Bausch & Lomb, Inc.                                                             183,750
  6,500         Baxter International Inc.                                                       303,875
  2,200         Bristol-Myers Squibb Co.                                                        212,025
  3,000         CPC International, Inc.                                                         224,625
  3,000         Coca-Cola Co.                                                                   152,625
  2,500         Gillette Co.                                                                    180,312
  6,500         Johnson & Johnson                                                               333,125
  9,500         McDonald's Corp.                                                                450,062
  4,500         Pfizer, Inc.                                                                    356,062
  10,000        Sara Lee Corp.                                                                  357,500
  3,500         Schering-Plough Corp.                                                           215,250
  4,300         Wrigley, (Wm.) Jr. Co.                                                          259,075
                                                                                                3,228,286
ENERGY - 4.31%
  3,700         Mobil Corp.                                                                     428,275
  1,000         Schlumberger, Ltd.                                                              84,500
  2,500         Triton Energy Ltd.                                                              111,875
                                                                                                624,650
FINANCIAL - 6.30%
  11,000        AFLAC, Inc.                                                                     390,500
  4,100         American International Group, Inc.                                              413,075
  1,200         Citicorp                                                                        108,750
                                                                                                912,325
TECHNOLOGY - 26.58%
  7,000         AMP, Inc.                                                                       271,250
  11,250        Analog Devices, Inc.                                                            305,156
  4,500         Applied Materials, Inc.                                                         124,313
  1,500         Ascend Communications, Inc.                                                     99,188
  7,500         Autodesk, Inc.                                                                  194,063
  4,000         Bay Networks, Inc.                                                              109,000
  6,000         Cirrus Logic, Inc.                                                              125,250
  5,000         Cisco Systems, Inc.                                                             310,313
  5,500         Compaq Computer Corp.                                                           352,688
  5,000         Dallas Semiconductor Corp.                                                      91,250
  5,000         Farallon Communications, Inc.                                                   52,500
  2,500         Informix Corp.                                                                  69,687
  8,500         Integrated Device Technology, Inc.                                              84,469
  3,000         Intel Corp.                                                                     286,312
  12,000        Interlink Computer Sciences, Inc.                                               112,500
  1,250         Microsoft Corp.                                                                 164,844
  2,000         Motorola, Inc.                                                                  103,250
  13,000        National Semiconductor Corp.                                                    261,625
  3,250         Oracle Systems Corp.                                                            138,328
  4,500         Seagate Technology                                                              251,437
  3,000         Sybase, Inc.                                                                    44,625
  7,000         Technology Modeling Associates, Inc.                                            91,000
  5,400         VLSI Technology Inc.                                                            87,750
  3,000         Western Digital Corp.                                                           120,375
                                                                                                3,851,173

TOTAL COMMON STOCKS                                                                             12,269,334

  FACE
  AMOUNT        DESCRIPTION                                                                   MARKET VALUE

REPURCHASE AGREEMENT - 13.81%
$ 2,000,000     UMB Bank, n.a., 5.08%, due 10-1-96
                        (Collateralized by U.S. Treasury Notes, 6.50%,
                         due 11-30-96)                                                          2,000,000

TOTAL INVESTMENTS - 98.50%                                                                    $ 14,269,334

Other assets less liabilities - 1.50%                                                           217,969

TOTAL NET ASSETS - 100.00%
        (equivalent to $13.60 per share; 10,000,000 shares of $1.00 par value
         capital shares authorized; 1,065,107 shares outstanding)                             $ 14,487,303


See accompanying Notes to Financial Statements.


STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 1996 (unaudited)

                                                      BALANCED        EQUITY          HIGH YIELD      USA GLOBAL
                                                      FUND            FUND            FUND            FUND
ASSETS:
	Investments, at value (identified cost
                $35,546,893, $16,299,855,
                $12,622,172, and $13,231,967,
                respectively)                         $ 38,885,775    $ 16,945,881    $ 12,951,459    $ 14,269,334
        Cash                                            156,310         87,890          152,885         223,618
        Dividends receivable                            45,814          19,571          4,092           10,167
        Interest receivable                             883,658         -               346,459         -
        Receivables for investments sold                388,202         244,125         303,848         144,099

                        Total assets                    40,359,759      17,297,467      13,758,743      14,647,218

LIABILITIES AND NET ASSETS:
        Payable for investments purchased               -               3,610,600       275,500         156,915
        Call options written                            39,313          19,783          -               3,000

                        Total liabilities               39,313          3,630,383       275,500         159,915

NET ASSETS                                            $ 40,320,446    $ 13,667,084    $ 13,483,243    $ 14,487,303

NET ASSETS CONSIST OF:
        Capital (capital stock and paid-in capital)   $ 34,233,236    $ 12,148,218    $ 12,990,547    $ 12,708,424
        Accumulated net investment income               134,700         73,149          2,391           21,425
	Accumulated net realized gain on investment
                transactions                            2,604,681       798,214         161,008         715,214
	Net unrealized appreciation in value
                of investments                          3,347,829       647,503         329,287         1,042,240

NET ASSETS APPLICABLE TO OUTSTANDING SHARES           $ 40,320,446    $ 13,667,084    $ 13,483,243    $ 14,487,303

Capital shares, $1.00 par value
        Authorized                                      10,000,000      10,000,000      10,000,000      10,000,000

        Outstanding                                     3,584,035       974,731         1,162,008       1,065,107

NET ASSET VALUE PER SHARE                             $ 11.25         $ 14.02         $ 11.60         $ 13.60


See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

Six months ended September 30, 1996 (unaudited)

                                                      BALANCED        EQUITY            HIGH YIELD      USA GLOBAL
                                                      FUND            FUND              FUND            FUND
INVESTMENT INCOME:

	Income:
                Dividends                             $ 258,264       $ 63,695          $ 27,498        $ 53,626
                Interest                                1,489,348       72,387            412,736         36,440
                                                        1,747,612       136,082           440,234         90,066

	Expenses (Note 2):
                Management fees                         233,154         46,792            47,097          44,295
                Registration fees and expenses          22,032          15,666            24,620          24,023
                                                        255,186         62,458            71,717          68,318
                        Net investment income           1,492,426       73,624            368,517         21,748

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

	Realized gain from investment transactions
		(excluding repurchase agreements):
                Proceeds from sales of investments      17,337,775      2,771,658         1,402,472       3,019,372
                Cost of investments sold                15,500,960      2,039,934         1,241,454       2,315,621

		Net realized gain from sales
                        of investments                  1,836,815       731,724           161,018         703,751
                Gain from option contracts written      166,938         66,490            -               11,463

                        Net realized gain
                                from investment
                                transactions            2,003,753       798,214           161,018         715,214

	Unrealized appreciation on investments:
                Beginning of period                     3,194,398       314,492           84,281          209,331
                End of period                           3,347,829       647,503           329,287         1,042,240

		Increase in net unrealized
                        appreciation on investments     153,431         333,011           245,006         832,909

                        Net gain on investments         2,157,184       1,131,225         406,024         1,548,123

			Increase in net assets
                                resulting from
                                operations            $ 3,649,610     $ 1,204,849       $ 774,541       $ 1,569,871

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

Six Months Ended September 30, 1996 (unaudited) and Year/Periods Ended March 31, 1996

                            BALANCED FUND             EQUITY FUND              HIGH YIELD FUND          USA GLOBAL FUND
                                                                   FOR THE                  FOR THE                  FOR THE
                                                                   PERIOD                   PERIOD                   PERIOD
                                                                   FROM                     FROM                     FROM
                                                                   MAY 19,                  MAY 19,                  MAY 19,
                                         FOR THE                   1995                     1995                     1995
                                         YEAR                      (INCEPTION)              (INCEPTION)              (INCEPTION)
                                         ENDED                     TO                       TO                       TO
                            SEPTEMBER    MARCH 31,    SEPTEMBER    MARCH 31,   SEPTEMBER    MARCH 31,   SEPTEMBER    MARCH 31,
                            1996         1996         1996         1996        1996         1996        1996         1996
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income     $1,492,426   $2,770,884   $73,624      $75,612     $368,517     $274,689    $21,748      $49,722
  Net realized gain from
   investment transactions   2,003,753    1,933,420    798,214      219,023     161,018      79,136      715,214      149,721
  Unrealized appreciation
   of investments during
   the period                153,431      2,451,634    333,011      314,492     245,006      84,281      832,909      209,331

    Net increase in net
     assets resulting
     from operations         3,649,610    7,155,938    1,204,849    609,127     774,541      438,106     1,569,871    408,774

DISTRIBUTIONS TO
SHAREHOLDERS FROM:**
  Net investment income     (1,343,097)  (2,863,777)   -           (76,262)    (365,432)    (275,340)    -           (50,373)
  In excess of net invest-
   ment income               -           (14,629)      -           (475)        -           (694)        -           (323)
  Net realized gain from
   investment transactions   -           (1,616,588)   -           (219,023)    -           (79,136)     -           (149,721)

    Total distributions to
     shareholders           (1,343,097)  (4,494,994)   -           (295,760)   (365,432)    (355,170)    -           (200,417)

INCREASE (DECREASE) FROM
CAPITAL SHARE
TRANSACTIONS:*
  Proceeds from shares
   sold                      5,011,988    17,922,485   7,257,393    5,779,023   6,930,520    7,417,075   8,321,621    5,092,206
  Net asset value of shares
   issued for reinvestment
   of distributions          655,405      4,322,228    -            276,620     121,306      316,259     -            190,594
                             5,667,393    22,244,713   7,257,393    6,055,643   7,051,826    7,733,334   8,321,621    5,282,800

  Cost of shares
   repurchased              (17,726,840) (13,084,808) (740,557)    (524,262)   (1,278,357)  (616,256)   (418,394)    (577,603)

    Net increase (decrease)
     from capital share
     transactions           (12,059,447)  9,159,905    6,516,836    5,531,381   5,773,469    7,117,078   7,903,227    4,705,197

      Total increase
       (decrease) in net
       assets               (9,752,934)   11,820,849   7,721,685    5,844,748   6,182,578    7,200,014   9,473,098    4,913,554

NET ASSETS:
  Beginning of period        50,073,380   38,252,531   5,945,399    100,651     7,300,665    100,651     5,014,205    100,651

  End of period
   (including undis-
   tributed net
   investment income
   of $134,700, $73,149,
   $2,391, and $21,425,
   respectively)            $40,320,446  $50,073,380  $13,667,084  $5,945,399  $13,483,243  $7,300,665  $14,487,303  $5,014,205


* Shares issued and
  repurchased:
    Number of shares sold    454,292      1,695,938    549,198      492,584     608,464      671,559     657,007      466,457
    Number of shares
     issued for reinvest-
     ment of distributions   59,528       413,155      -            22,492      10,773       28,449      -            17,014
    Number of shares
     repurchased            (1,608,119)  (1,234,579)  (55,681)     (43,862)    (112,200)    (55,037)    (33,285)     (52,086)

       Net increase
        (decrease)          (1,094,299)   874,514      493,517      471,214     507,037      644,971     623,722      431,385

** Distributions to
   shareholders:
     Income dividends per
      share                 $0.18        $0.678       $ -          $0.203      $0.20        $0.534      $ -          $0.1465
     Capital gains
      distribution per
      share                 $ -          $0.402       $ -          $0.514      $ -          $0.134      $ -          $0.392


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined by the Board of Directors.

B. Federal and State Taxes - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

C. Options - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

D. Other - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:

Management fees were paid to Jones & Babson, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended September 30, 1996, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Balanced Fund
	Purchases		$    6,418,860
        Proceeds from sales         17,337,775

Equity Fund
	Purchases		$    8,940,020
        Proceeds from sales          2,771,658

High Yield Fund
	Purchases		$    6,510,238
        Proceeds from sales          1,402,472

USA Global Fund
	Purchases		$    9,373,308
        Proceeds from sales          3,019,372

4. COVERED CALL OPTIONS:

The following Covered Call Options Written remained outstanding as of September 30, 1996:

                                        Shares
Common Stocks/                          Subject to
Expiration Date/Exercise Price          Call                    Value

Balanced Fund

Allied-Signal, Inc/Nov/70               4,000                 $ 3,000
Amoco Corp/Oct/75                       10,000                  938
British Petroleum/Oct/125		4,000			5,125
Sybase, Inc/Dec/30                      10,000                  1,250
Trinity Industries, Inc/Oct/35		14,000			5,250
Triton Energy Ltd/Oct/50		10,000			1,250
Western Digital Corp/Oct/40		10,000			22,500

  Total (premiums received $48,260)                           $ 39,313

  Value of shares subject to call $2,933,250


Equity Fund

Amoco Corp/Oct/75                       3,000                 $ 281
ASARCO, Inc/Oct/30                      5,000                   1,250
AT&T Corp/Oct/60                        5,000                   157
Cyprus Amax Minerals Co/Oct/25		5,000			157
General Electric/Nov/95                 2,000                   2,062
General Motors Corp/Oct/55		2,000			63
Goodyear Tire & Rubber Co/Oct/50        2,000                   750
MAPCO, Inc/Oct/60                       4,000                   6,500
National Semiconductor Corp/Oct/22.5    10,000                  1,250
Oryx Energy Co/Nov/20                   5,000                   781
Questar Corp/Oct/40                     5,000                   156
Schlumberger, Ltd/Nov/90		2,000			2,000
Trinity Industries, Inc/Oct/35		4,000			1,500
Triton Energy Ltd/Nov/60		6,000			563
Wal-Mart Stores, Inc/Nov/27.5		2,000			1,000
Walt Disney Co/Oct/65                   2,000                   688
WMX Technologies, Inc/Oct/35		5,000			625

  Total (premiums received $21,260)                           $ 19,783

  Value of shares subject to call $3,181,375


USA Global Fund

Cincinnati Milacron, Inc/Nov/22.5       12,000                 $ 3,000

  Total (premiums received $7,873)                             $ 3,000

  Value of shares subject to call $226,500

Transactions in call options written for the period ended
September 30, 1996, were as follows:

                                        Number of       Premium
                                        Contracts       Amount

Balanced Fund

Balance at March 31, 1996               800             $ 32,111
Opened                                  3,170            183,088
Closed and expired                      (3,350)         (166,939)
Balance at September 30, 1996           620             $ 48,260

Equity Fund

Balance at March 31, 1996               50              $ 1,495
Opened                                  1,981             86,255
Closed and expired                      (1,341)         (66,490)
Balance at September 30, 1996           690             $ 21,260

USA Global Fund

Balance at March 31, 1996               10              $   611
Opened                                  181             18,725
Closed and expired                      (71)            (11,463)
Balance at September 30, 1996           120             $ 7,873

This report has been prepared for the information of the Shareholders of the Buffalo Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BUFFALO MUTUAL FUNDS

Balanced Fund
Equity Fund
High Yield Fund
USA Global Fund





BUFFALO
FUNDS

Jones & Babson
2440 Pershing Road
Kansas City, Missouri 64108-2518

1-800-49-BUFFALO
(1-800-492-8332)